SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Amounts due to related parties, Borrowed	$ 1,677,783	$ 382,484
Amounts due to related parties, Repaid	(576,221)	$ (1,180,782)
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	990
Amounts due to related parties, Borrowed	1,601,738
Amounts due to related parties, Repaid	(572,689)
Amounts due to related parties, Exchange rate translation	96
Amounts due to related parties, Set off of Debts	(976,335)
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	53,800
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	37,574
Amounts due to related parties, Borrowed	76,045
Amounts due to related parties, Repaid	(3,532)
Amounts due to related parties, Exchange rate translation	(262)
Amounts due to related parties, Set off of Debts
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	109,825
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	38,564
Amounts due to related parties, Borrowed	1,677,783
Amounts due to related parties, Repaid	(576,221)
Amounts due to related parties, Exchange rate translation	(166)
Amounts due to related parties, Set off of Debts	(976,335)
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	$ 163,625